Derivatives and Hedge Accounting Activities (Selected Information Related to Gains (Losses) on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (389)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(20)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(30)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(1)
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(74)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(6)
Commodity | Other Energy Contract
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	1
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 1
Maximum Term	9 months
Commodity | Natural Gas
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (6)
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (6)
Maximum Term	40 months
Commodity | Electricity
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 38
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 32
Maximum Term	18 months
Interest rate
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (429)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (47)
Maximum Term	390 months
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (30)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	390 months
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (82)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (7)
Maximum Term	306 months
Foreign currency
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 7
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 0
Maximum Term	84 months
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 7
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 0
Maximum Term	84 months
NGLs | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 1
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 1
Maximum Term	9 months